Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	VNET
Entity Registrant Name	21VIANET GROUP, INC.
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	180,993,644
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	154,632,392

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2010 Series A preferred shares CNY	Dec. 31, 2010 Series B preferred shares CNY	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 65,204	[1]	410,389	[1]	83,256
Restricted cash	727		4,578		4,441
Accounts receivable (net of allowance for doubtful accounts of RMB2,453 and RMB2,121 (US$337) as of December 31, 2010 and 2011, respectively)	23,455		147,624		76,373
Short-term investments	142,128		894,540
Prepaid expenses and other current assets	7,559		47,575		14,369
Deferred tax assets	774		4,872		2,055
Amounts due from related parties	6,616		41,643		13,463
Total current assets	246,463		1,551,221		193,957
Non-current assets:
Property and equipment, net	72,115		453,883		197,015
Intangible assets, net	25,332		159,439		157,086
Goodwill	34,547		217,436		170,171
Deferred tax assets	2,029		12,773		7,358
Long-term investment	1,303		8,200
Total non-current assets	135,326		851,731		531,630
Total assets	381,789		2,402,952		725,587
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB35,000 and RMB100,000 (US$15,888) as of December 31, 2010 and 2011, respectively)	15,888		100,000		35,000
Accounts payable (including accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB49,766 and RMB82,008 (US$13,030) as of December 31, 2010 and 2011, respectively)	13,049		82,131		49,792
Notes payable (including notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB4,441 and RMB4,578 (US$727) as of December 31, 2010 and 2011, respectively)	727		4,578		4,441
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB30,071 and RMB96,189 (US$15,283) as of December 31, 2010 and 2011, respectively)	19,753		124,326		30,962
Advances from customers (including advance from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB17,316 and RMB23,238 (US$3,692) as of December 31, 2010 and 2011, respectively)	3,692		23,238		17,316
Income tax payable (including income tax payables of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB3,545 and RMB5,634 (US$895) as of December 31, 2010 and 2011, respectively)	895		5,634		3,545
Amounts due to related parties (including amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB53,679 and RMB96,618 (US$15,351) as of December 31, 2010 and 2011, respectively)	15,351		96,618		53,679
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB15,824 and RMB26,012 (US$4,133) as of December 31, 2010 and 2011, respectively)	4,133		26,012		15,824
Total current liabilities	73,488		462,537		210,559
Non-current liabilities:
Amount due to related parties (including current portion of amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB126,331 and RMB124,493 (US$19,780) as of December 31, 2010 and 2011, respectively)	19,780		124,493		126,331
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB58,190 and RMB73,896 (US$11,741) as of December 31, 2010 and 2011, respectively)	11,741		73,896		58,190
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,482 and RMB26,712 (US$4,244) as of December 31, 2010 and 2011, respectively)	4,258		26,801		5,575
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB37,949 and RMB39,682 (US$6,305) as of December 31, 2010 and 2011, respectively)	6,305		39,682		37,949
Deferred government grants (including deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,400 and RMB5,819 (US$925) as of December 31, 2010 and 2011, respectively)	925		5,819		5,400
Total non-current liabilities	43,009		270,691		233,445
Total liabilities	116,497		733,228		444,004
Commitments and contingencies
Mezzanine equity:
Mezzanine Equity					991,110	355,680	635,430
Shareholders' (deficit) equity:
Ordinary shares					7			2	13	2	10
Additional paid-in capital	520,767		3,277,658		512,225
Accumulated other comprehensive income (loss)	(8,704)		(54,779)		1,474
Statutory reserves	2,516		15,837		14,143
Accumulated deficit	(225,324)		(1,418,167)		(1,357,747)
Treasury stock	(26,695)		(168,018)
Total 21Vianet Group, Inc. shareholders' (deficit) equity	262,564		1,652,554		(829,898)
Non-controlling interest	2,728		17,170		120,371
Total shareholders' (deficit) equity	265,292		1,669,724		(709,527)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	$ 381,789		2,402,952		725,587

[1]	As of December 31, 2011, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB894,540,000 (US$142,128,000).

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Series A preferred shares USD ($)	Dec. 31, 2010 Series A preferred shares	Dec. 31, 2011 Series B preferred shares USD ($)	Dec. 31, 2010 Series B preferred shares	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2010 Class A Ordinary Shares	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2010 Class B Ordinary Shares
Accounts receivable, allowance for doubtful accounts	$ 337	2,121	2,453
Convertible preferred shares, par value							$ 0.00001		$ 0.00001
Short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc.	15,888	100,000	35,000	15,888	100,000	35,000
Convertible preferred shares, shares authorized								70,000,000		90,000,000
Accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.	13,049	82,131	49,792	13,030	82,008	49,766
Convertible preferred shares, issued								41,408,340		69,557,840
Notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.	727	4,578	4,441	727	4,578	4,441
Convertible preferred shares, outstanding								41,408,340		69,557,840
Accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	19,753	124,326	30,962	15,283	96,189	30,071
Advance from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc.	3,692	23,238	17,316	3,692	23,238	17,316
Income tax payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	895	5,634	3,545	895	5,634	3,545
Amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc.	15,351	96,618	53,679	15,351	96,618	53,679
Current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	4,133	26,012	15,824	4,133	26,012	15,824
Current portion of amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc.	19,780	124,493	126,331	19,780	124,493	126,331
Non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	11,741	73,896	58,190	11,741	73,896	58,190
Unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc.	4,258	26,801	5,575	4,244	26,712	5,482
Deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc.	6,305	39,682	37,949	6,305	39,682	37,949
Deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc.	$ 925	5,819	5,400	$ 925	5,819	5,400
Ordinary shares, par value	$ 0.00001										$ 0.00001		$ 0.00001
Ordinary shares, shares authorized			600,000,000								470,000,000		300,000,000
Ordinary shares, shares issued			96,352,410								180,993,644		154,632,392
Ordinary shares, shares outstanding			96,352,410								180,993,644		154,632,392

Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues
Hosting and related services	$ 97,652	614,612	374,946	284,780
Managed network services	64,557	406,317	150,257	28,855
Total net revenues	162,209	1,020,929	525,203	313,635
Cost of revenues	(118,269)	(744,371)	(396,858)	(229,304)
Gross profit	43,940	276,558	128,345	84,331
Operating expenses
Sales and marketing expenses	(12,851)	(80,885)	(51,392)	(24,132)
General and administrative expenses	(13,176)	(82,926)	(282,298)	(25,457)
Research and development expenses	(5,506)	(34,657)	(19,924)	(7,607)
Changes in the fair value of contingent purchase consideration payable	(10,039)	(63,185)	(7,537)
Operating profit (loss)	2,368	14,905	(232,806)	27,135
Interest income	2,374	14,939	580	827
Interest expense	(699)	(4,398)	(2,793)	(416)
Other income	309	1,943	1,152	694
Other expenses	(83)	(520)	(906)	(1,207)
Foreign exchange gain	5,203	32,747	1,646	88
Profit (loss) from continuing operations before income taxes	9,472	59,616	(233,127)	27,121
Income tax benefit (expense)	(2,173)	(13,677)	(1,588)	32,860
Net profit (loss) from continuing operations	7,299	45,939	(234,715)	59,981
Loss from discontinued operations			(12,952)	(63,910)
Net (loss) profit	7,299	45,939	(247,667)	(3,929)
Net income attributable to non-controlling interest	(4,369)	(27,495)	(7,722)	(1,990)
Net (loss) profit attributable to the Company's ordinary shareholders	$ 2,930	18,444	(255,389)	(5,919)
Earnings (loss) per share:
Net profit (loss) from continuing operations	$ 0.01	0.07	(3.39)	0.81
Loss from discontinued operations			(0.18)	(0.89)
Basic	$ 0.01	0.07	(3.57)	(0.08)
Net profit (loss) from continuing operations	$ 0.01	0.06	(3.39)	0.32
Loss from discontinued operations			(0.18)	(0.35)
Diluted	$ 0.01	0.06	(3.57)	(0.03)
Shares used in earnings (loss) per share computation:
Basic	259,595,677	259,595,677	71,526,320	71,526,320
Diluted	316,807,661	316,807,661	71,526,320	182,492,500

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit/(loss) from continuing operations	$ 7,299		45,939		(234,715)	59,981
Loss from discontinued operations					(12,952)	(63,910)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange gain	(5,203)		(32,747)		(1,646)	(88)
Changes in the fair value of contingent purchase consideration payable	10,039		63,185		7,537
Depreciation of property and equipment	9,354		58,873		21,854	22,813
Amortization of intangible assets	4,783		30,104		11,658	6,198
Loss on disposal of property and equipment	65		412		759	1,024
Loss on disposal of intangible assets			3		43
Provision for doubtful accounts	29		183		1,097	1,078
Stock based compensation expense	6,667		41,959		277,881
Deferred income taxes	(2,938)		(18,492)		(9,050)	(4,989)
Changes in operating assets and liabilities:
Accounts receivable	(10,555)		(66,436)		(24,892)	(1,526)
Prepayments and other current assets	(1,066)		(6,701)		5,481	(2,535)
Amount due from related parties	(5,417)		(34,093)		(7,862)	(1,710)
Accounts payable	2,376		14,955		(7,441)	11,373
Unrecognized tax benefits	3,372		21,226		4,271	(28,368)
Accrued expenses and other payables	7,673		48,291		6,103	2,291
Advances from customers	940		5,918		6,630	(3,063)
Income tax payable	332		2,089		1,474	332
Deferred government grants	67		419		5,400
Amount due to related parties	(1,422)		(8,952)		29,742	3,859
Net cash generated from operating activities	26,395		166,135		81,372	2,760
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(40,635)		(255,755)		(58,619)	(34,572)
Purchase of intangible assets	(127)		(802)		(730)	(468)
Proceeds from disposal of property and equipment	1,207		7,598		26,713	190
Payment for short-term investments	(262,205)		(1,650,295)
Proceeds received from maturity of short-term investments	118,709		747,144
Acquisition of business and assets, net of cash acquired (Note 4(a)(b))	(6,414)		(40,369)		(47,560)
Acquisition of the remaining 49% equity interest of Managed Network Entities (Note 4(b))	(10,705)		(67,375)
Payment for long-term investment	(1,303)		(8,200)
Deemed distribution to the shareholders for the accounting disposal of the Non-IDC business of Shanghai Guotong Network Co., Ltd., net (Note 1(b)(iii))					36,564
Deemed contribution from shareholders for the accounting disposal of the Non-IDC business of Guangzhou Juliang Internet Information Technology Co., Ltd., net (Note 1(b)(iii))					3,716
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities (Note 1(b)(iv))					39,300
Net cash used in investing activities	(201,473)		(1,268,054)		(616)	(34,850)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	(22)		(137)		6,835	(11,276)
Proceeds from exercise of stock options	1,557		9,798
Proceeds from issuance of ordinary shares	211,777		1,332,904		17
Amount due to related parties					(111,350)	40,026
Repurchase of ordinary shares	(30,191)		(190,022)
Proceeds from issuance of preferred shares	36,578		230,220
Dividends paid to non-controlling interest	(606)		(3,816)
Proceeds from short-term bank borrowings	17,477		110,000		55,000
Repayment of short-term bank borrowings	(7,150)		(45,000)		(20,000)
Net cash generated from (used in) financing activities	229,420		1,443,947		(69,498)	28,750
Effect of foreign exchange rate changes on cash and short term investments	(2,367)		(14,895)
Net (decrease) increase in cash and cash equivalents	51,975		327,133		11,258	(3,340)
Cash and cash equivalents at beginning of year	13,229		83,256		71,998	75,338
Cash and cash equivalents at end of year	65,204	[1]	410,389	[1]	83,256	71,998
Supplemental disclosures of cash flow information:
Income taxes paid	(1,407)		(8,854)		(2,934)	(2,005)
Interest paid	(699)		(4,398)		(2,793)	(416)
Interest received	738		4,644		580	827
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	4,114		25,894		61,678	12,336
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	784		4,930		29,676	(14,508)
Purchase of intangible assets included in accrued expenses and other payables	35		218		(229)	61
Disposal of property and equipment included in amounts due from related parties	939		5,913		(5,913)
Disposal of intangible assets included in amounts due from related parties					(917)
Deemed contribution from the shareholders for the legal disposal of Shanghai Guotong Network Co., Ltd. included in the amounts due from related parties (Note 1 (b) (iii))						(68,960)
Contingent consideration of acquisition of Managed Network Entities and Gehua, included in the amounts due to related parties (Note 4(b))	11,771		77,686		136,741
Call option to purchase the remaining 49% equity interests in the Managed Network Entities (Note4(b))					(6,765)
Waiver of liability from the shareholder (Note 1(b)(v))					(116,069)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering	$ 194,050		1,221,330

[1]	As of December 31, 2011, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB894,540,000 (US$142,128,000).

Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Fixed rate time deposits with maturities greater than three months	$ 142,128	894,540

Consolidated Statements of Changes in Shareholders' Equity (Deficit) and Comprehensive Loss In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Shanghai Guotong Network Co., Ltd. CNY	Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Additional paid-in capital Shanghai Guotong Network Co., Ltd. CNY	Additional paid-in capital Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Accumulated deficit Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity USD ($)	Total 21Vianet Group, Inc. shareholders' (deficit) equity CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Shanghai Guotong Network Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Treasury stock USD ($)	Treasury stock CNY
Beginning Balance at Dec. 31, 2008		(1,035,955)						5						708		10,048		(1,061,711)				(1,050,950)						14,995
Beginning Balance (in shares) at Dec. 31, 2008								71,526,320
Comprehensive Loss:
Net Profit (loss)		(3,929)																(5,919)				(5,919)						1,990
Foreign currency translation adjustments		8												8								8
Total comprehensive loss		(3,921)
Deemed contribution from shareholders for legal disposal			68,960								68,960												68,960
Appropriation of statutory reserves																374		(374)
Ending Balance at Dec. 31, 2009		(970,916)						5		68,960				716		10,422		(1,068,004)				(987,901)						16,985
Beginning Balance (in shares) at Dec. 31, 2009								71,526,320
Comprehensive Loss:
Net Profit (loss)		(247,667)																(255,389)				(255,389)						7,722
Foreign currency translation adjustments		758												758								758
Total comprehensive loss		(246,909)
Acquisition of the Managed Network Entities		98,019																										98,019
Call option to purchase the remaining 49% equity interests in the Managed Network Entities		(6,765)																										(6,765)
Additional paid in capital upon the reorganization		17								17												17
Capital contributed by non-controlling Interest		4,410																										4,410
Share based compensation (in shares)								24,826,090
Share based compensation		277,881						2		277,879												277,881
Deemed contribution from shareholders for legal disposal					10,000							10,000													10,000
Deemed Distribution to Shareholders for Accounting Disposal				(27,869)		(2,764)													(27,869)	(2,764)				(27,869)		(2,764)
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities		39,300								39,300												39,300
Waiver of liability from the shareholder		116,069								116,069												116,069
Appropriation of statutory reserves																3,721		(3,721)
Ending Balance at Dec. 31, 2010		(709,527)						7		512,225				1,474		14,143		(1,357,747)				(829,898)						120,371
Ending Balance (in shares) at Dec. 31, 2010								96,352,410
Comprehensive Loss:
Net Profit (loss)	7,299	45,939																18,444				18,444						27,495
Foreign currency translation adjustments		(56,253)												(56,253)								(56,253)
Total comprehensive loss		(10,314)
Share based compensation		41,959								41,959												41,959
Beneficial conversion features related to the issuance of Series C1 Preferred Shares										77,170								(77,170)
Conversion from preferred shares (in shares)								148,162,920
Conversion from preferred shares		1,221,330						10		1,221,320												1,221,330
Net proceeds from issuance of ordinary shares upon IPO (in shares)								89,700,000
Net proceeds from issuance of ordinary shares upon IPO		1,332,904						5		1,332,899												1,332,904
Share repurchase (in shares)								(18,135,192)
Share repurchase		(190,022)																				(190,022)								(190,022)
Share option exercised (in shares)								10,226,440
Share option exercised		9,798						1		9,797												9,798
Share issued to depository bank								8,207,178
Settlement of share options exercised with shares held by depository bank								(987,720)
Purchase of 49% equity interests in Managed Network Entities		(169,168)								(42,288)												(42,288)						(126,880)
Settlement of stock consideration by treasury stock (in shares)								2,100,000
Settlement of stock consideration by treasury stock		20,156								(1,848)												20,156								22,004
Reclassification of contingent consideration payable upon resolution of contingencies		126,424								126,424												126,424
Appropriation of dividend to non-controlling interests		(3,816)																										(3,816)
Appropriation of statutory reserves																1,694		(1,694)
Ending Balance at Dec. 31, 2011	$ 265,292	1,669,724					$ 4	23	$ 520,767	3,277,658			$ (8,704)	(54,779)	$ 2,516	15,837	$ (255,324)	(1,418,167)			$ 262,564	1,652,554					$ 2,728	17,170	$ (26,695)	(168,018)
Ending Balance (in shares) at Dec. 31, 2011							335,626,036

Organization	12 Months Ended
Dec. 31, 2011
Organization
1.	Organization

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009.

The Company through its subsidiaries and consolidated variable interest entities (as disclosed in the table below) are principally engaged in the provision of Internet Data Center services (“IDC” or “IDC Business”), and, prior to the reorganization (as discussed below) and to a much lesser extent, the provision of Content Delivery Network and other IT related services (“CDN” or “Non-IDC Business”) in the People’s Republic of China (the “PRC”).

On April 21, 2011, the Company completed its initial public offering of 14,950,000 American Depositary Shares (“ADS”) at US$15 per ADS. Each ADS comprises six ordinary shares. The net proceeds to the Company from the offering amounted to RMB1,332,904,000.

(a) As of December 31, 2011, subsidiaries of the Company and its consolidated variable interest entities where the Company is the primary beneficiary includes the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Subsidiaries:
21Vianet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21Vianet Data Center Co., Ltd. (“21Vianet China”) *	June 12, 2000	PRC	100%	Provision of Technical and consultation services and rental of long-lived assets
21Vianet Anhui Suzhou Technology Co., Ltd.(“Suzhou Technology”) *	November 16, 2011	PRC	100%	Provision of network, software and equipment production and development

Variable Interest Entity (the “VIE”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) */**	October 22, 2002	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Technology:
Beijing 21ViaNet Broadband Data Center Co., Ltd (“21Vianet Beijing”) */**	March 15, 2006	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Beijing:
Shanghai Wantong Vianet Information Technology Co., Ltd (“Shanghai Wantong”)*/**	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet Xi’an BPO Service Co., Ltd. (“Xi’an Sub”)*/**	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Company Limited (“CYSD”) */**	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Company Limited (“ZBXT”) */**	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services

Fuzhou Yongjiahong Telecommunication Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services
Jiu Jiang Zhongyatonglian Network Technology Co., Ltd. */**	November 16, 2010	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd. (“Shanghai Cloud”)*/**	October 1, 2011	PRC	—	Dormant company
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”)*/**	October 19, 2011	PRC	—	Provision of internet data center and managed network services
Shenzhen Cloud Information Technology Co., Ltd. (“Shenzhen Cloud”) */**	October 27, 2011	PRC	—	Dormant company
Langfang Xunchi Computer Data Processing Co., Ltd. (“Langfang Xunchi”)*/**	December 19, 2011	PRC	—	Dormant company

*	Collectively “PRC Subsidiaries”
**	Collectively “Consolidated VIE”

(i)	21Vianet China was established in Beijing City of the PRC on June 12, 2000 as a foreign enterprise.

(ii)	21Vianet Technology was incorporated in Beijing City of the PRC by two of its employees (“Nominee Shareholders”) on October 22, 2002. 21Vianet China and the Nominee Shareholders entered into a series of contractual arrangements with 21Vianet Technology, including the Exclusive Technical Consulting and Service Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement on July 15, 2003 and the Exclusive Option Agreement in December 19, 2006 (collectively, the “VIE Agreements”), which collectively obligated the Company, through 21Vianet China, as the primary beneficiary of 21Vianet Technology, a variable interest entity to the Company.

(iii)	21Vianet Beijing was incorporated in Beijing City of the PRC by two of its employees on March 15, 2006 with registered capital of RMB1 million. On July 15, 2006, the two employees transferred all the equity interests of 21Vianet Beijing held by them to 21Vianet Technology, in exchange for RMB1 million thereby becoming a wholly-owned subsidiary of 21Vianet Technology.

(iv)	On June 22, 2007, the Company through 21Vianet Beijing completed its share purchase and sales agreement with Shanghai Guotong Telecommunication Co., Ltd, a third party, to acquire 100% equity interest of SH Guotong.

(v)	On January 4, 2008, GZ Juliang was incorporated in Guangzhou City of the PRC by 21Vianet Technology as a wholly-owned subsidiary.

(vi)	On February 20, 2008, Shanghai Wantong was incorporated in Shanghai City of the PRC by 21Vianet Beijing (51%) and a third party investor (49%).

(vii)	On June 23, 2008, Xi’an Sub was incorporated in Xi’an City of the PRC by 21Vianet Beijing as a wholly owned subsidiary.

(viii)	On September 30, 2010, the Company through its VIE, 21Vianet Beijing, acquired 51% of the following entities (collectively referred to “Managed Network Entities”) from Beijing Shi Dai Tong Lian Technology Co., Ltd. (“Shi Dai Tong Lian”), a third party company controlled by Mr. Cheng Ran (Note 4(b)), and acquired the remaining 49% equity interest on December 15, 2011.

Entity	Date of Acquisition	Place of incorporation	Principal activities

Beijing Chengyishidai Network Technology Company Limited (“CYSD”)	September 30, 2010	PRC	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Company Limited (“ZBXT”)	September 30, 2010	PRC	Provision of managed network services

Wholly owned by ZBXT:
Beijing Bozhiruihai Network Technology Co., Ltd.	September 30, 2010	PRC	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd.	September 30, 2010	PRC	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd.	September 30, 2010	PRC	Provision of managed network services
Fuzhou Yongjiahong Telecommunication Co., Ltd.	September 30, 2010	PRC	Provision of managed network services

(ix)	On November 16, 2010, Jiu Jiang Zhongyatonglian Network Technology Co., Ltd. was incorporated in Jiu Jiang City of the PRC by CYSD as a wholly-owned subsidiary.

(x)	On October 1, 2011, the Company through its VIEs, 21Vianet Technology and 21Vianet Beijing, acquired 100% equity interest of Shanghai Cloud (Note 4(a)).

(xi)	On October 19, 2011, the Company through its VIE, 21Vianet Beijing, acquired 100% equity interest of Gehua from Tianjin Guanbang Network Technology and Development Co., Ltd. (“Tianjin Guanbang”), a third party company owned by three individuals, namely Ms. Yu Ling (50%), Mr. He Chen (25%) and Mr. Huang Rong (25%) (Note 4(b)).

(xii)	On October 27, 2011, the Company through its VIE, 21Vianet Beijing acquired 100% equity interest of Shenzhen Cloud (Note 4(a)).

(xiii)	On November 16, 2011, Suzhou Technology was incorporated in Suzhou city of the PRC by 21Vianet HK as a wholly-owned subsidiary.

(xiv)	On December 19, 2011, Langfang Xunchi was incorporated in Langfang City of the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

As more fully described below, through a series of transactions which are accounted for as a reorganization of entities where the transactions were deemed to lack substance and accounted for in a manner similar to a pooling-of interest, the Company became the ultimate parent entity of such subsidiaries and consolidated variable interest entity by October 31, 2010. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

(b) Upon incorporation, the Company was wholly owned by aBitCool Inc. (“aBitCool”), a company owned by a group of four ordinary shareholders. Prior to the reorganization, the Company’s IDC and Non-IDC operations were conducted by aBitCool, substantially all of which was conducted through the same subsidiaries and variable interest entities set forth above. In addition, aBitCool was also engaged in other insignificant business operations, which were dissimilar and incidental to the core IDC Business, through five subsidiaries/investee of certain of the above entities, which have insignificant assets, liabilities and operating results since their inception. aBitCool also issued Series A contingently redeemable convertible preferred shares in 2006, 2007 and 2008 and Series B contingently redeemable convertible preferred shares in 2007 and 2008, to a number of third party investors, the proceeds of which had been used to finance the operations and investing activities of these business through a series of intercompany loans. The Series A and B contingently redeemable convertible preferred shares were converted into ordinary shares concurrent with initial public offering.

In preparation of its IPO for the IDC business, the Company undertook the following transactions to reorganize the structure of the listing group:

(i)	On January 13, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet HK to the Company in exchange for a cash consideration of HK$1.

(ii)	On February 21, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet China to 21Vianet HK in exchange for a cash consideration of US$1.

(iii)	On April 30, 2009 and March 1, 2010, 21Vianet Beijing legally disposed SH Guotong and GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960,000 and RMB10,000,000. Subsequent to their legal disposal, the Company continued to manage the operations of SH Guotong and GZ Juliang, therefore not meeting all of the carve-out criteria pursuant to the Staff Accounting Bulletin (“SAB”) Topic 5.Z.7 and as such, was required to continue consolidating all of SH Guotong’s results of operations. Accordingly, the receipt of cash consideration for the legal disposal of SH Guotong and GZ Juliang is recorded as a deemed contribution from the shareholders.

SH Guotong – SH Guotong’s operations had historically comprised the IDC and Non-IDC Businesses since its acquisition on June 22, 2007. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on April 30, 2009 legally disposed of SH Guotong to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960,000, which was subsequently settled in September 2010 and was recorded in amounts due from related parties as of December 31, 2009 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of SH Guotong from same nominee shareholders of aBitCool for a cash consideration of RMB1,426,000. From the date of the disposal to date of repurchase, SH Guotong remained under the ownership of the same shareholder group and management of the Company continued to managed both SH Guotong’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of SH Guotong to the Company’s ultimate shareholders. The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of SH Guotong’s Non-IDC Business at their respective carrying values totaling RMB27,869,000, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with ASC 205-20 “Discontinued Operations”, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

GZ Juliang – GZ Juliang’s operations had historically comprised the IDC and Non-IDC Businesses since its incorporation on January 4, 2008. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on March 1, 2010 legally disposed of GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB10,000,000, which was subsequently settled in August 2010 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of GZ Juliang from same nominee shareholders of aBitCool for a cash consideration of RMB858,000. From the date of the disposal to date of repurchase, GZ Juliang remained under the ownership of the same shareholder group and management of the Company continued to manage both GZ Juliang’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of GZ Juliang to the Company’s ultimate shareholders. The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of GZ Juliang’s Non-IDC Business at their respective carrying values totaling RMB2,764,000, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with ASC 205-20, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

(iv)	Four subsidiaries of 21Vianet Beijing and one associate of 21Vianet Technology were also engaged in other insignificant business operations, which were dissimilar and incidental to the Company’s core IDC Business. In accordance with the SAB Topic 5.Z.7, the historical operating results, assets and liabilities of these five entities have not been included in these historical financial statements of the Company because (i) these entities were operated and managed autonomously by a management team different from that of the Company and will continue to do so into the foreseeable future; (ii) these entities are dissimilar to the Company in terms of their business models, revenue streams and customer bases and (iii) these entities incurred only incidental costs and facilities with the Company.

In 2008, 21Vianet Beijing injected RMB36,000,000 of capital injection into two of these entities that have been carved out of these historical financial statements, and as such, the amount is recorded as a deemed distribution to shareholders.

In 2010, 21Vianet Beijing and 21Vianet Technology legally disposed two carved-out subsidiaries and a carved-out associate, to aBitCool, for cash consideration of RMB36,000,000 and RMB3,300,000, respectively. As these entities have already been carved out of these consolidated financial statements, the cash consideration received was recorded as a deemed contribution from shareholders.

(v)	On October 31, 2010, the Company repurchased and cancelled all of its ordinary shares from aBitCool and concurrently issued 71,526,320 ordinary shares and 110,966,180 preferred shares (Note 16) to the same group of ordinary and preferred shareholders of aBitCool at nominal value, based on the same respective ordinary and preferred shareholders’ ownership percentage. These ordinary shares and preferred shares carried the same rights and obligations as those issued by aBitCool, except that the number of preferred shares issued by the Company was determined by applying (i) the relative fair value percentage of the IDC Business (when compared to the Non-IDC Business) of 85% as of October 31, 2010 to (ii) the total number of outstanding preferred shares of aBitCool. The number of preferred shares outstanding of aBitCool was also correspondingly adjusted. The initial carrying values of the preferred shares of the Company were based on the estimated fair values at issuance date in accordance with Accounting Standards Codification (“ASC”) Subtopic 480-10-S99-3A “Classification and Measurement of Redeemable Securities” (Note 16). As no consideration was received for the issuance of the preferred shares, the issuance was recorded as a distribution to shareholders.

Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the transaction was deemed to lack substance and accounted for in a manner similar to a pooling-of interest with the assets and liabilities stated at their historical amounts in the Company’s consolidated financial statements. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the preferred shares issued by the Company are pushed back to all periods presented.

In addition, aBitCool and its shareholders formally agreed to waive the Company’s obligation to repay its intercompany payable due to them in the amount of RMB115,266,000 (US$17,465,000) and as such, the waiver of the payable obligation was recorded as a contribution to additional paid-in-capital on October 31, 2010. The payable obligation has been presented as an amount due to a related party for all periods presented through to the date of the waiver.

(c) The following is a summary of the VIE agreements between 21Vianet Technology, the VIE, its Nominee Shareholders, and 21Vianet China, the primary beneficiary of 21Vianet Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under PRC law, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of the 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by the 21Vianet Technology pursuant to any written consents of 21Vianet China.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement between 21Vianet China and the 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate, which is adjustable at the sole discretion of 21Vianet China.

Loan agreement

21Vianet China provided a loan facility of RMB1,300,000 in 2003 to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its business. A related party also provided a loan facility of RMB8,700,000 in 2007 on behalf of 21Vianet China to the Nominee Shareholders for the additional capital injection. Such loan was subsequently repaid on the Nominee Shareholders’ behalf by 21Vianet China in September 2010. 21Vianet China also agreed to provide unlimited financial support to 21Vianet Technology for its operations and agree to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Articles of Association.

Share pledge agreement

Pursuant to the share pledge agreement between 21Vianet China and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the 21Vianet Technology without the prior written consent of 21Vianet China.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in 21Vianet Technology to 21Vianet China. In addition, through the other aforementioned VIE agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of 21Vianet Technology through 21Vianet China. Thus, the Company is also considered the primary beneficiary of 21Vianet Technology through 21Vianet China. As a result of the above, the Company consolidates 21Vianet Technology and its subsidiaries under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Subsequently, in September 2010, the following supplementary agreements were entered into:

21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding. Concurrently, the agreement by 21Vianet China through the loan agreement to provide unlimited financial support to 21Vianet Technology is cancelled.

The Nominee Shareholders also re-signed the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet Group, Inc., which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of 21Vianet Technology pursuant to the power of attorney agreement and the obligation to absorb the expected losses of 21Vianet Technology through the unlimited financial support, 21Vianet China ceased to be the primary beneficiary and 21Vianet Group, Inc. became the primary beneficiary of 21Vianet Technology in September 2010.

In February 2011, one of the original Nominee Shareholders of 21Vianet Beijing transferred 1% of his equity interests in 21Vianet Beijing to one additional individual person. Accordingly, the additional Nominee Shareholder also became a party to the above applicable agreements.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Company and 21Vianet Technology, through 21Vianet China, are in compliance with existing PRC laws and regulations,(ii) the contractual arrangements with 21Vianet Technology and its shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with 21Vianet Technology are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with 21Vianet Technology is remote based on current facts and circumstances.

Except for certain computer and network equipment with carrying amounts of RMB20,000,000 that were pledged to secure banking borrowings granted to the Company (Note 12), there were no other pledges or collateralization of the Consolidated VIE’s assets. Creditors of the Consolidated VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the Consolidated VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIE during the periods presented.

The following financial information of the Consolidated VIE was included in the accompanying consolidated financial statements as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Total assets	715,144	1,165,210	185,132
Total liabilities	442,994	704,879	111,994

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net revenues	313,635	525,203	1,020,929	162,209
Net (loss) profit	(1,016)	30,668	51,566	8,193

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net cash provided by operating activities	781	80,663	164,855	26,193
Net cash used in investing activities	(34,850)	(616)	(245,477)	(39,002)
Net cash (used in) provided by financing activities	(11,318)	41,835	61,047	9,699

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIE for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIE are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIE are consolidated from the date on which control is transferred to the Company.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Company’s financial instruments (Note 16) and purchase consideration (Note 4) also requires significant estimates and judgments provided by management. The results of the continuing operations and discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign Currency

The functional currency of the Company and 21Vianet HK is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIE is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, “Foreign Currency Matters”. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company and 21Vianet HK are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss, a component of shareholders’ (deficit) equity.

(e)	Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash, Cash Equivalents and Short-term investments

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time deposits that are classified as short-term investments which are stated at their approximate fair value.

(g)	Restricted cash

Restricted cash represents amounts held by a bank in escrow as security for notes payable and credit facilities that have yet to be drawn down and therefore are not available for the Company’s use.

(h)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(i)	Deferred Initial Public Offering Costs

Direct costs incurred by the Company attributable to its proposed initial public offering of ordinary shares in the United States have been deferred and recorded in other current assets and will be charged against the gross proceeds received from such offering.

(j)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Buildings	25 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5 years
Office equipment	5 years
Motor vehicles	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are incurred. Interest costs are capitalized until the assets are ready for their intended use. The Company did not incur significant capitalized interest during the years ended December 31, 2009 and 2010. Interest capitalized during the year ended December 31, 2011 amounted to RMB5,037,000 (US$800,000), respectively.

(k)	Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives, except for acquired customer relationships in the acquisition of the Managed Network Entities which is amortized using an accelerated method of amortization, are amortized using a straight-line method of amortization. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed. The estimated useful life for the intangible assets is as follows:

Purchased software	3-5 years
Purchased customer contracts	0.1-1.8 years
Contract backlog*	1-1.5 years
Customer relationship*	4-8 years
Supplier relationship*	8-10 years
Licenses*	15-20 years
Trade Name*	15-20 years

*	Acquired in the acquisition of SH Guotong , the Managed Network Entities (Note 4(b)) and Gehua (Note 4(b)).

(l)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2010 and 2011 were related to its acquisition of SH Guotong, Managed Network Entities (Note 4(b)) and Gehua (Note 4(b)). In accordance with ASC 350, “Goodwill and Other Intangible Assets,” recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has one reporting unit, which is also its only operating segment. Goodwill that has arisen as a result of the acquisition of SH Guotong, Managed Network Entities and Gehua was assigned to this reporting unit.

As of October 1, 2011, the Company completed its annual impairment tests on goodwill that has arisen out of the acquisition of SH Guotong and Managed Network Entities. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on six year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after six years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13.5% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit was higher than its carrying value, and as such, the Company was not required to complete the second step, therefore no impairment losses were recognized for each of the three years ended December 31, 2011.

(m)	Impairment of Long-Lived Assets and Intangibles

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for each of the three years ended December 31, 2011.

(n)	Fair Value of Financial Instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, short-term investments, restricted cash, accounts receivable, other receivables, short-term bank borrowings, accounts payable, balances with related parties and other payables, approximate their fair values because of the short maturity of these instruments. The Series A, Series B and Series C1 contingently redeemable convertible preferred shares are initially recognized at fair value (Note 16). No accretion is recorded as the Series A contingently redeemable convertible preferred shares are only contingently redeemable upon certain liquidation events and the initial fair value of the Series B contingently redeemable convertible preferred shares is greater than its redemption value. The Series C1 contingently redeemable convertible preferred shares are then subsequently accreted to its redemption values using the effective interest method. As a beneficial conversion feature exists as of the commitment date, its intrinsic value is allocated from the carrying value of the Series C1 contingently redeemable convertible preferred shares as a contribution to additional paid-in capital. The discount resulting from the beneficial conversion feature is amortized from the date of issuance to the earliest conversion date. The contingent consideration in both cash and shares and the option to acquire the Company’s ordinary shares are initially measured at fair value of the date of acquisition of the Managed Network Entities (Note 4(b)) and Gehua (Note 4(b)) and subsequently remeasured at the end of each reporting period with any adjustment to the fair value recorded to the current period expense. The call option to purchase the remaining 49% equity interest in the Managed Network Entities is initially measured at fair value and is recognized as part of non-controlling interest as it is an embedded feature in the Managed Network Entities’ shares, which does not qualify for bifurcation accounting. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its preferred shares, the contingent consideration in both cash and shares, the option to acquire the Company’s ordinary shares and the call option to purchase the remaining 49% equity interest in the Managed Network Entities, that are recognized in the consolidated financial statements.

(o)	Revenue Recognition

The Company hosts customers’ servers and networking equipment, improving the performance, availability and security of their Internet services. The Company also provides managed network services to enable our customers to deliver data across Internet in a faster and more reliable manner through extensive data transmission network and BroadEx smart routing technology.

Consistent with the criteria of Staff Accounting Bulletin No. 104, “Revenue Recognition”, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. The Company’s records these initial set-up fees as deferred revenue and recognizes revenue ratably over the period of the customer service agreement. Generally, all the Company’s customers’ service agreements will require some amount of initial set-up along with the selected service subscription.

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. Except 21Vianet Beijing, Xi’an Sub and XingyunhengtongBeijing Network Technology Co., Ltd. which are subject to 5% business tax rate on their revenues, all the Company’s other PRC subsidiaries and its Consolidated VIE are subject to a 3% business tax rate. The business tax expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately RMB11,862,000, RMB20,519,000 and RMB42,241,000 (US$6,711,000), respectively.

(p)	Cost of Revenues

Cost of revenues consists primarily of telecommunication cost, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance and center rent expenses directly attributable to the provision of the IDC services.

21Vianet China is subject to business tax and other surcharges on the revenues earned for exclusive business support, technical and consulting services provided to 21Vianet Technology, pursuant to the VIE agreements (Note 1(c)). Such business tax and other surcharges are charged to cost of revenues as the related technical, consulting and rental services are rendered.

(q)	Advertising Expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB4,934,000 and RMB3,468,000 and RMB3,159,000 (US$502,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

(r)	Research and Development Expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

(s)	Government Grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. Where the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

(t)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain fiber optics cables and network equipments in the years ended December 31, 2010 and 2011.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Company leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

(u)	Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, “Accounting for Income Taxes”, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax”, in the consolidated statements of operations.

(v)	Discontinued Operations

In accordance with ASC 205-20 “Discontinued Operations”, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of operations for all periods presented.

(w)	Share-Based Compensation

Share options granted to employees are accounted for under ASC 718, “Compensation – Stock Compensation”, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of operations. The Company has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. During the years ended December 31, 2010 and 2011, the Company estimated that the forfeiture rate for both the management and non-management employees of the Company was zero.

(x)	Earnings Per Share

In accordance with ASC 260, “Earnings per Share”, basic earnings per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s Series A, Series B and Series C contingently redeemable convertible preferred shares (Note 16) are participating securities. For the periods presented herein, the computation of basic earnings per share using the two-class method is not applicable as the participating securities do not have contractual rights and obligations to share in the losses of the Company. Accordingly, both the profit from continuing operations and loss from discontinued operations are allocated to the ordinary shareholders in the computation of basic earnings per share. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings per share for discontinued operations is then calculated by dividing net loss from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Contingently issuable shares are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s preferred shares using the if-converted method and ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(y)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on September 14, 2011, the Company’s management is authorized to repurchase up to US$30 million of the Company’s ADSs (“Share Repurchase Plan”). From September 14, 2011 to December 31, 2011, the Company repurchased 3,022,532 ADSs, under this plan for a consideration of US$29.9 million.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock, and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to use the treasury stock to settle the stock consideration for the acquisitions (Note 17), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital.

(z)	Comprehensive Loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the statements of changes of shareholders’ (deficit) equity. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company and 21Vianet HK, whose functional currency is US$.

(aa)	Segment Reporting

The Company’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. The Company operates and manages its IDC business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(bb)	Employee Benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(cc)	Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect that the adoption of ASU 2011-04 will have a material impact to the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220), presentation of Comprehensive Income. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU 2011-12 (ASU 2011-12), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. The Company does not expect that the adoption of both ASU 2011-05 and ASU 2011-12 will have a material impact to the presentation of the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), Intangibles – Goodwill and Other (Topic 350), Testing Goodwill for Impairment. ASU 2011-08 is intended to simplify how entities test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect that the adoption of ASU 2011-08 will have a material impact to the Company’s consolidated financial statements.

Concentration of Risks	12 Months Ended
Dec. 31, 2011
Concentration of Risks
3.	Concentration of Risks

(a)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and amounts due from related parties. As of December 31, 2010 and 2011, Cash and cash equivalents and short-term investments of RMB85,762,000 and RMB225,731,000 (US$35,865,000), respectively, were deposited with major financial institutions located in the PRC, and US$293,000 and US$172,195,000 (RMB1,083,776,000), respectively, were deposited with in major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(b)	Business, supplier, customer, and economic risk

The Company participates in a relatively dynamic and competitive industry that is heavily reliant operation excellence of the services. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

(i) Business Risk – Third parties may develop technological or business model innovations that address data centre and network requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services. If competitors introduce services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii) Supplier Risk – The Company’s operations are dependent upon bandwidth and cabinet capacity provided by the third-party telecom carriers. There can be no assurance that the Company will be able to secure the cabinet and bandwidth supply from the third-party telecom carriers, neither the Company is adequately prepared for unexpected increases in bandwidth demands by its customers. The communications capacity the Company has leased, include cabinet and bandwidth, may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers. Any failure of these network providers to provide the capacity the Company requires may result in a reduction in, or interruption of, service to its customers. A significant portion of the Company’s total bandwidth and cabinet resources are purchased from its four largest suppliers, who collectively accounted for 56%, 40% and 31% of the Company’s total bandwidth and cabinet resources for the years ended December 31, 2009, 2010 and 2011, respectively.

(iii) Political, economic and social uncertainties - The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(iv) Regulatory restrictions - The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide IDC services, including hosting and managed network services. Accordingly, the Company’s subsidiary, 21Vianet China is currently ineligible to apply for the required licenses for providing IDC services in China. As a result, the Company operates its IDC services in the PRC through its Consolidated VIE which holds the licenses and permits required to provide IDC services in the PRC. The PRC Government may also choose at anytime to block access to certain website operators which could also materially impact the Company’s ability to generate revenue.

(c)	Currency convertibility risk

The Company transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(d)	Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of the RMB against US$ was approximately 0.1%, 3.0% and 4.9% in the years ended December 31, 2009, 2010 and 2011, respectively. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
4.	Acquisitions

(a)	Asset acquisition

Shanghai Cloud

On October 1, 2011, the Company through its consolidated VIE, 21Vianet Technology and 21Vianet Beijing, acquired 99.95% and 0.05% equity interests of Shanghai Cloud from 21Vianet Zhi Hui Ke Ji Co., Ltd. (“Zhi Hui Ke Ji”) and Beijing 21Vianet Zhi Hui Neng Yuan System Technology Co., Ltd. (“Zhi Hui Neng Yuan”), respectively, for an aggregated cash consideration of RMB18,200,000 (US$ 2,892,000). Zhi Hui Ke Ji and Zhi Hui Neng Yuan are both consolidated VIEs of aBitCool.

As Shanghai Cloud does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of October 1, 2011, the fair values of the net identifiable assets of Shanghai Cloud acquired are as follows:

	RMB’000	US$’000
Net assets acquired:
Property, plant and equipment	1,906	303
Current assets*	17,236	2,739
Cash and bank balances	124	20
Current liabilities	(658)	(105)
Deferred tax liability	(408)	(65)

Cash paid	18,200	2,892

*	Including an amount of RMB16,000,000 due from the Seller of Shanghai Cloud, which was subsequently settled by December 31, 2011.

Shenzhen Cloud

On October 27, 2011, the Company through its consolidated VIE, 21Vianet Beijing, acquired 100% equity interest in Shenzhen Cloud from Zhi Hui Ke Ji, for cash consideration of RMB7,900,000 (US$ 1,255,000).

As Shenzhen Cloud does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of October 27, 2011, the fair values of the net identifiable assets of Shenzhen Cloud acquired are as follows:

	RMB’000	US$’000
Net assets acquired:
Property, plant and equipment	3,283	522
Current assets	4,779	759
Cash and bank balances	175	28
Current liabilities	(45)	(7)
Deferred tax liability	(292)	(47)

Cash paid	7,900	1,255

(b)	Business Combination

Managed Network Entities

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired a 51% equity interest in CYSD and ZBXT for total purchase consideration of RMB172,439,000, on September 30, 2010, as follows:

RMB’000

Cash consideration (i)	50,000
Contingent consideration in cash* (iii)	38,536
Contingent ordinary shares issuance (iii) and (iv)	75,494
Option to acquire the Company’s ordinary shares* (ii)	15,174
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities (ii)	(6,765)

Total fair value of purchase price consideration	172,439

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company’s ordinary shares and the call option with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB50 million was paid in September 2010.

(ii)	The Company issued an option to the Seller to acquire RMB25,000,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain revenue and net profit targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iv)	In accordance with the sales and purchase agreement, if the option to acquire the Company’s ordinary shares per (b) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (b) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (c) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the revenue and net profit targets for fiscal year 2011 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value of RMB53,822,000 reclassified to additional paid in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as the date of acquisition:

RMB’000

Current assets	18,500
Property and equipment, net	22,719
Contract backlog (Note 9)	2,540
Customer relationship (Note 9)	44,607
Supplier relationship (Note 9)	90,376
Licenses (Note 9)	1,320
Trade Name (Note 9)	15,300
Deferred tax assets, non-current	906

Total assets acquired	196,268

Accounts payable	15,752
Other current liabilities	8,827
Non-current liabilities	20,359
Deferred tax liabilities, non-current	38,536

Total liabilities assumed	83,474

Net assets acquired	112,794

Aggregate of:
Purchase consideration	172,439
Non-controlling interest *	98,019

Total	270,458

Goodwill	157,664

*	The Company determined the fair value of the non-controlling interests with the assistance of an independent third party valuation firm.

The agreement also provided a call option that allows the Company to purchase the remaining 49% equity interest in the Managed Network Entities by December 2011 for cash consideration determined using the proportionate amount of the finalized cash consideration for the initial 51% acquisition. As the remaining 49% equity interests is held by only one non-controlling shareholder where the underlying shares of the Managed Network Entities are not publicly traded, the call option is an embedded feature in the Managed Network Entities’ shares, which does not qualify for bifurcation accounting. The fair value of the call option is RMB6,765,000 and has been recognized as part of non-controlling interests.

On October 31, 2011 and December 15, 2011, the Company and the Seller entered into a series of supplementary agreements that modified the original sales and purchase agreement as follows:

i)	Removed the restriction to one specified fiber optics third party vendor thus allowing the successful execution of a similar country-wide fiber optic lease agreement with another third party vendor, and exchanged the portion of the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement with share contingent consideration (see below)

ii)	Removed the option to acquire the Company’s ordinary shares

iii)	Adjusted certain revenue and net profit targets determining contingent consideration in both cash and shares

The terms of supplementary agreements were negotiated and finalized subsequent to the acquisition date, on which the Company has obtained all necessary information, in response to unforeseen events and circumstances which arose subsequent to the acquisition. Accordingly, the Company concluded that the accounting for the supplementary agreement should be separate from that of the business combination. Part of the contingent share consideration that is to be made to the Seller as part of the acquisition of the remaining 49% of the equity interest of Managed Network Entities is extinguished by the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement, as the two fiber optic cables were highly comparable in terms of quality and capacity. Remeasurement of contingent share consideration for the option to acquire the Company’s ordinary shares is no longer required pursuant to the removal of the option.

On December 15, 2011, the Company exercised the option to acquire the remaining 49% equity interest of the Managed Network Entities, as follows:

RMB’000

Contingent Cash consideration	69,917
Contingent ordinary share issuance	99,251

Total fair value of purchase price consideration	169,168

The consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain revenue and net profit targets for the fiscal year 2011, as well as the completion of construction of the country-wide fiber optic. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the revenue and net profit targets for fiscal year 2011 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value of RMB57,704,000 reclassified to additional paid in capital.

An amount of RMB67,375,000 of cash consideration was paid in December 2011.

Since the Company had already obtained control of Managed Network Entities on September 30, 2010, the acquisition of the remaining 49% equity interests was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of RMB42,288,000 was recorded as additional paid-in capital.

Gehua

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua for total purchase consideration of RMB 77,469,000, on October 19, 2011, as follows:

RMB’000

Cash consideration (i)	14,820
Contingent consideration in cash (ii)	15,949
Contingent ordinary shares issuance (iii)	46,700

Total fair value of purchase price consideration	77,469

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB14.8 million was paid in October 2011.

(ii)	The contingent cash consideration is determined based on the achievement by Gehua of certain revenue and net profit targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company’s assessment of whether Gehua will meet the certain contractually stipulated targets. Such contingent consideration amounts have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in shares is determined based on the achievement by Gehua of certain revenue and net profit targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2012 and from September 1, 2012 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the revenue and net profit targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value of RMB18,259,000 (US$2,901,000) reclassified to additional paid in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as the date of acquisition:

RMB’000

Current assets	9,740
Property and equipment, net (including a fiber optic capital lease arrangement of RMB21,569,000)	26,070

Contract backlog (Note 9)	910
Customer relationship (Note 9)	8,410
Supplier relationship (Note 9)	22,020
Licenses (Note 9)	100
Deferred tax assets, non-current	48

Total assets acquired	67,298

Accounts payable	16,740
Other current liabilities	12,374
Deferred tax liabilities, non-current	7,980

Total liabilities assumed	37,094

Net assets acquired	30,204

Aggregate purchase consideration	77,469

Goodwill	47,265

The revenue and net profit of Gehua since the acquisition date included in the consolidated statements of operations for the year ended December 31, 2011 were RMB21,467,000 and RMB3,880,000, respectively.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31,
	2010	2011	2011
	(RMB’000)	(RMB’000)	(US$’000)

Net Revenue	536,102	1,047,029	166,356
Net profit (loss) from continuing operations before income tax	(233,098)	62,975	10,006
Earnings (loss) per share from continuing operations – basic (RMB)	RMB(3.28)	RMB0.19	US$0.03

These amounts have been computed after applying the effects of the Company’s accounting policies.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
5.	Accounts Receivable, Net

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Accounts receivable	78,826	149,745	23,792
Allowance for doubtful debts	(2,453)	(2,121)	(337)

	76,373	147,624	23,455

As of December 31, 2010 and 2011, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance at beginning of the year	3,066	2,453	390
Provision	1,097	183	29
Disposal of the Non-IDC Business in SH Guotong	(1,710)	—	—
Write-off of accounts receivable	—	(515)	(82)

Balance at end of the year	2,453	2,121	337

Additions to the Company’s allowance for doubtful accounts were recorded within general and administration expenses for the years ended December 31, 2010 and 2011.

Short-term Investment	12 Months Ended
Dec. 31, 2011
Short-term Investment
6.	Short-term Investment

Short-term investments consisted of the following as of December 31, 2011:

	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value	Estimated Fair Value
	RMB’000	RMB’000	RMB’000	US$’000

Held-to-maturity securities
- Fixed rate time deposits	895,540	—	895,540	142,128

The Company recorded interest income related to its short-term investments amounting to RMB12,961,000 (US$2,059,000) for the year ended December 31, 2011 in the consolidated statements of operations.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Prepaid expenses for bandwidth, rented computer rooms and cabinets	4,975	15,478	2,459
Deferred initial public offering costs	5,325	—	—
Staff field advances	454	993	158
Interest receivable	—	10,295	1,636
Other receivables	3,615	20,809	3,306

	14,369	47,575	7,559

Prepaid expense for bandwidth, rented computer rooms and cabinets represents the unamortized portion of prepayments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and computer rooms and cabinets.

Deferred initial public offering costs represent the deferred costs incurred by the Company directly attributable to the Company’s pursuit of an IPO in the U.S. market, which are incremental to the Company and are charged against the gross proceeds received from the IPO.

Others receivables include rental deposits, tax recoverable and other miscellaneous items.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

At cost:

Buildings	11,089	11,089	1,762
Leasehold improvements	49,300	55,855	8,874
Computer and network equipment	255,010	388,162	61,674
Optical fibers	—	63,094	10,025
Office equipment	4,457	37,683	5,987
Motor vehicles	694	13,066	2,076

	320,550	568,949	90,398
Less: Accumulated depreciation	(142,653)	(201,526)	(32,020)

	177,897	367,423	58,378
Construction-in-progress	19,118	86,460	13,737

	197,015	453,883	72,115

Depreciation expense was RMB15,990,000, RMB19,673,000 and RMB58,873,000 (US$9,354,000) for the years ended December 31, 2009, 2010 and 2011, respectively, and were included in the following captions:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	10,539	11,863	41,271	6,558
Sales and marketing expenses	539	777	966	153
General and administrative expenses	2,416	2,071	2,034	323
Research and development expenses	2,496	4,962	14,602	2,320

	15,990	19,673	58,873	9,354

The Company accounted for certain computer and network equipment and fiber optic cables leases as capital leases as the lease contracts included bargain purchase options. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Computer and network equipment	80,578	80,578	12,803
Optical fibers	—	63,094	10,025

	80,578	143,672	22,828
Less: accumulated depreciation	(3,696)	(15,790)	(2,510)

	76,882	127,882	20,318

Depreciation of computer and network equipment and fiber optic cables under capital leases was RMB854,000, RMB3,413,000 and RMB12,094,000 (US$1,922,000), for the years ended December 31, 2009, 2010 and 2011, respectively.

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 12) granted to the Company at respective balance sheet dates were as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Computer and network equipment	35,621	20,000	3,178

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
9.	Intangible Assets, Net

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Purchased customer contracts	Contract backlog*	Customer relationship*	Licenses*	Supplier relationship*	Trade Name*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net
January 1, 2010	6,947	200	—	1,758	80	6,233	1,943	17,161
Additions	501	—	2,540	44,607	1,320	90,376	15,300	154,644
Disposal of SH Guotong’s Non-IDC Business	(14)	—	—	—	(72)	—	(1,915)	(2,001)
Disposals	(1,060)	—	—	—	—	—	—	(1,060)
Amortization expense	(2,458)	(200)	(635)	(4,962)	(30)	(3,090)	(283)	(11,658)

Intangible assets, net
December 31, 2010	3,916	—	1,905	41,403	1,298	93,519	15,045	157,086
Additions	1,020	—	910	8,410	100	22,020	—	32,460
Disposals	(3)	—	—	—	—	—	—	(3)
Amortization expense	(1,716)	—	(1,913)	(14,730)	(90)	(10,635)	(1,020)	(30,104)

Intangible assets, net
December 31, 2011	3,217	—	902	35,083	1,308	104,904	14,025	159,439

Intangible assets, net
December 31, 2011 (US$’000)	511	—	143	5,574	208	16,668	2,228	25,332

*	Acquired in the acquisition of SH Guotong , Managed Network Entities (Note 4(b)) and Gehua (Note 4(b))

Purchased customer contracts relate to the contracts entered into by the customers that have yet to be delivered, which was separately purchased from a third party and is estimated to have a useful life of 0.1 to 1.8 years. Customer relationship relates to the relationships that arose as a result of existing customer agreements acquired and its estimated fair value was derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets and is estimated to have a useful life of four to eight years. Supplier relationship relates to the relationship that arose as a result of existing bandwidth supply agreements with certain network operators and its estimated value was derived from the estimated net cash flows that are expected to be generated from the renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets and is estimated to have a useful life of 8-10 years. Trade Name relates to the Chinese trade names of SH Guotong and Managed Network Entities, and is estimated to have a useful life of 15 to 20 years. As of December 31, 2011, the weighted average useful life of the Company’s intangible assets is 8.44 years.

The intangible assets, except for acquired customer relationships in the acquisition of Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 0.1 to 20 years. Amortization expenses were approximately RMB6,198,000, RMB11,658,000 and RMB30,104,000 (US$4,783,000) for the years ended December 31, 2009, 2010 and 2011, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2012	2013	2014	2015	2016
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Purchased software	1,567	1,090	251	216	91
Contract backlog	33	8	—	—	—
Customer relationship	10,418	7,863	6,120	4,796	3,727
Licenses	95	95	95	95	95
Supplier relationship	12,100	12,100	12,100	12,100	12,100
Trade name	1,020	1,020	1,020	1,020	1,020

	25,233	22,176	19,586	18,227	17,033

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
10.	Goodwill

Goodwill is comprised of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Acquisition of SH Guotong	12,507	12,507	1,987
Acquisition of Managed Network Entities	157,664	157,664	25,050
Acquisition of Gehua	—	47,265	7,510

	170,171	217,436	34,547

As of December 31, 2010 and 2011, the Company assessed impairment on its goodwill derived from the acquisition of SH Guotong and Managed Network Entities. No impairment loss was recognized in any of the periods presented.

Long-term Investment	12 Months Ended
Dec. 31, 2011
Long-term Investment
11.	Long-term Investment

Investment represents a 10% equity ownership in Telehouse Beijing Co., Ltd. (“BJ Tele”), an foreign investment company established in the PRC by aBitCool and a third party foreign company on August 22, 2007. BJ Tele is principally engaged in the business of manufacturing and rental of cabinets.

On September 30, 2011, the Company through its subsidiary, 21Vianet HK, made a cash investment of RMB8,200,000 (US$1,303,000) to purchase 10% equity interest of BJ Tele from aBitCool. There were no impairment indicators noted that is associated with the long-term investment as of December 31, 2011.

Short Term Bank Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Bank Borrowings
12.	Short Term Bank Borrowings

The short-term bank borrowings outstanding as of December 31, 2010 and 2011 bore a weighted average interest rate of 6.40% and 6.76% per annum, respectively, and were denominated in Renminbi. These borrowings were obtained from financial institutions and have terms of six months to one year. As of December 31, 2010 and 2011, unused short-term bank borrowings facilities amounted to RMB30,000,000 and RMB10,000,000 (US$1,589,000), respectively.

Bank borrowings as of December 31, 2010 and 2011 were secured/guaranteed by the following:

December 31, 2010

Bank borrowings	Secured/guaranteed by
(RMB’000)

10,000

Jointly guaranteed by (i) a third party guarantor, and (ii) the Company’s computer and network equipment with net book value of RMB15,377,000 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, also provided guarantee to the third party guarantor for this bank borrowing.

10,000

Jointly guaranteed by (i) Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, and (ii) the Company’s computer and network equipment with net book value of RMB20,244,000 (Note 8)

5,000	Guaranteed by Mr. Chen Sheng, Director and CEO of the Company

10,000	Guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, COO of the Company

35,000

December 31, 2011

Bank borrowings	Secured/guaranteed by
(RMB’000)

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the company’s computer and network equipment with net book value of RMB20,000,000 (Note 8).

Mr.Chen Sheng, Director and CEO of the company and Mr. Zhang Jun, COO of the company, also provided guarantee to the third party guarantor for this bank borrowing with an upper limit of RMB12,000,000.

30,000	Guaranteed by a third party guarantor.

30,000	Jointly guaranteed by Mr.Chen Sheng Director and CEO of the company and Mr. Zhang Jun, COO of the company

10,000	Unsecured loan

100,000

Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Payables
13.	Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Payroll and welfare payable	10,698	20,486	3,255
Business and other taxes payable	10,873	58,640	9,317
Payables for office supplies and utilities	1,480	2,248	357
Payables for the purchase of property and equipment	847	33,273	5,286
Payables for the purchase of software	208	426	68
Accrued service fees	1,890	5,316	845
Others	4,966	3,937	625

	30,962	124,326	19,753

Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations
14.	Capital Lease Obligations

Certain computer and network equipment and fiber optic cables were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB’000	US$’000

2012	32,728	5,200
2013	28,014	4,451
2014	30,151	4,791
2015	24,785	3,938

Total minimum lease payments	115,678	18,380
Less: amount representing interest	(15,770)	(2,506)

Present value of remains minimum lease payments	99,908	15,874

Respective leases had weighted average interest rates of 8.03% and 7.56% for the years ended December 31, 2010 and 2011, respectively.

Deferred Government Grants	12 Months Ended
Dec. 31, 2011
Deferred Government Grants
15.	Deferred Government Grants

During the year ended December 31, 2010 and 2011, the Company received RMB5,400,000 and RMB1,000,000 (US$158,884), respectively, in government grants from the relevant PRC government authorities. The government grants received during the year ended December 31, 2010 is required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance at beginning of the year	—	5,400	858
Additions	5,400	1,000	159
Recognized in income as a reduction of depreciation expense	—	(581)	(92)

Balance at end of the year	5,400	5,819	925

Preferred Shares	12 Months Ended
Dec. 31, 2011
Preferred Shares
16.	Preferred Shares

Series A and Series B Preferred Shares

As discussed in Note 1, on October 31, 2010, as part of the reorganization, the Company issued an aggregate of 41,408,340 Series A contingently redeemable convertible preferred shares (“Series A Preferred Shares”) and 69,557,840 Series B contingently redeemable convertible preferred shares (“Series B Preferred Shares”), which the number of the shares issued was determined by applying the relative fair value of the IDC and Non-IDC Business of which the relative percentages are determined to be 85% and 15% respectively, to the outstanding number of preferred shares of aBitCool. The initial carrying values of the Company’s preferred shares were based on their estimated fair values on their issuance date. Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the reorganization was deemed to lack substance and accounted for in a manner similar to a pooling-of interest. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the Company’s preferred shares are pushed back to all periods presented.

The details of the Series A1, A2, A3, B1 and B2 Preferred Shares are as follows:

(i)	30,411,130 Series A1 Preferred Shares to a group of third party investors, were also the original holders of the Series A1 contingently redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.45 for no consideration.

(ii)	5,944,580 Series A2 Preferred Shares to a third party investor, were also the holders of the original Series A2 contingently redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.77 for no consideration.

(iii)	5,052,630 Series A3 Preferred Shares to the holder of above Series A2 Preferred Shares, who is also the holder of the original Series A3 contingently redeemable convertible preferred shares of aBitCool at a stated issuance price of US$0.51 for no consideration.

(iv)	10,947,370 Series B1 Preferred Shares to certain holders of above Series A1 Preferred Shares, who are also the holders of the original Series B1 redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.51 for no consideration.

(v)	58,610,470 Series B2 Preferred Shares to a group of third party investors, who are also the holders of the original Series B2 redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.63 for no consideration.

The following key terms and conditions of the Series A and Series B Preferred Shares are identical to the original preferred share issues by aBitCool:

Voting

The holder of each class of Series A and Series B Preferred Share is entitled to voting rights equal to the ordinary shareholders on an as converted basis. Preferred shareholders are entitled to vote on any matter subject to ordinary shareholder voting.

Dividends

The holders of the Series A and Series B Preferred Shares are entitled to receive dividends when and if declared by the Board of Directors on an as-converted basis prior to payment of any dividend with respect any ordinary shares of the Company. No dividends will be paid to ordinary shareholders of the Company, until a dividend (if declared) is paid in full to holders of the Series A and Series B Preferred Shares on an if-converted basis.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company (each a “Liquidation Event”), either voluntary or involuntary, or the occurrence of a Deemed Liquidation Event defined as (a) the sale, lease, other disposition of all or substantially all of the Company’s assets or the sale, exchange or transfer of a majority of the outstanding share capital of the Company, to an entity or a group of entities acting in concert; or (b) a merger, consolidation, amalgamation, recapitalization, reclassification, reorganization or similar business combination transaction involving the Company under circumstances in which the existing shareholders cease to retain a majority in voting power of the Company, distributions to the shareholders of the Company shall be made in the following manner:

(1)	In the event where the valuation of the Company is more than the sum of the stated issuance prices of the Series A1 Preferred Shares and all the Series B Preferred Shares:

(a)	the holders of Series B Preferred Shares shall be entitled to receive the amount equal to 100% of its stated issuance price plus all declared but unpaid dividends, prior and in preference to any distribution of any of the assets and funds of the Company to the holders of Series A Preferred Shares and ordinary shareholders of the Company;

(b)	After payment has been made to the holders of Series B Preferred Shares, the holders of Series A Preferred Shares shall be entitled to receive the amount equal to 100% of its stated issuance price plus all declared but unpaid dividends, prior and in preference to any distribution of any of the assets and funds of the Company to the ordinary shareholders of the Company;

(c)	After payment has been made to the holders of Series A and Series B Preferred Shares, all assets and funds of the Company that remain legally available for distribution shall be distributed pro rata among the ordinary shareholders and the holders of Series A and Series B Preferred Shares, on an as converted basis.

(2)	In the event where which the valuation of the Company is less than the sum of the stated issuance price of all the Series A1 and Series B Preferred Shares:

(a)	the holders of Series A and Series B Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to 100% of its respective stated issuance price plus all declared but unpaid dividends and distribution, prior and in preference to any distribution of any of the assets and funds of the Company to the ordinary shareholders of the Company;

(b)	After payment has been made to the holders of Series A and Series B Preferred Shares, all assets and funds of the Company that remain legally available for distribution shall be distributed pro rata among the ordinary shareholders and the holders of Series A and Series B Preferred Shares, on an as converted basis.

If the total consideration from a Liquidation Event results in a valuation of the Company of less than three times of the stated issuance price of the Series B2 Preferred Shares, the holders of Series A and Series B Preferred Shares and the ordinary shareholders shall receive such payment on a pro rata basis in proportion to the number of shares on an as-converted basis held by each such holder.

Redemption

At any time after December 1, 2012, the Series B Preferred Shares shall be redeemable at the option of each holder of the Series B Preferred Shares, at a redemption price equal to 120% of the stated issuance price, plus all declared but unpaid dividends, proportionally adjusted for any recapitalizations, share combinations, share dividends, share splits.

Conversion

Each class of Series A and Series B Preferred Share is convertible, at the option of the holder, at any time into an ordinary share as determined by the quotient of the stated issuance price and the then-effective conversion price. The initial conversion price and conversion ratio is the stated issuance price of each class of Series A and Series B Preferred Shares and one-for-one, respectively.

The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company (net of any selling concessions, discounts or commissions) less than the original Series A and Series B Preferred Shares conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the Series A and Series B conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

Prior to the completion of a Qualified IPO, both Series A and Series B Preferred Shares will be automatically converted to ordinary shares at the respective then-effective conversion prices, upon the vote of the (i) holders of not less than 51% of all outstanding Series A Preferred Shares and (ii) holders of not less than 51% of all outstanding Series B Preferred Shares.

On October 31, 2010, in preparation for the Qualified IPO, the shareholders and Board of Directors of the Company approved certain resolutions which only become effective upon the closing of a Qualified IPO effecting certain amendments to the authorized and issued share capital of the Company (Note 1(b)(v)), whereby all Series A and Series B Preferred Shares will be automatically converted into Class B ordinary shares at the respective then-effective conversion prices immediately prior to the completion of a Qualified IPO.

Registration Rights

The Series A and Series B Preferred Shares also contain registration rights which: (1) allow the holders to demand the Company to file a registration statement covering the offer and sale of Series A and Series B Preferred Shares after a qualified IPO; (2) require the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; (3) allow the preferred shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3. The Company is required to use its best effort to effect the registration if requested by the Preferred Shares holders, but there is no requirement to pay any monetary or non-monetary consideration for non-performance.

Series C Preferred Shares

On January 14, 2011, the Company issued an aggregate of 31,882,930 Series C1 Preferred Shares to certain holders of the Series A and Series B Preferred Shares, for total gross cash proceeds of US$30,000,020. On February 17, 2011, the Company issued an additional 5,313,820 Series C1 Preferred Shares to a third party investor, for gross cash proceeds of US$5,000,000.

Upon the issuance of the Series C1 Preferred Shares, the ranking of the Series A and Series B Preferred Shares to dividends and liquidation was modified such that the Series C1 Preferred Shares will rank senior to that of the Series A and Series B Preferred Shares. The redemption of the Series B Preferred Shares was also modified from December 1, 2012 to December 1, 2014 to be consistent with that of the Series C Preferred Shares while all other remaining key terms and conditions of the Series C1 Preferred Shares being identical to those of the Series A and Series B Preferred Shares.

Accounting for Series A, B and C Preferred Shares

The Series A Preferred Shares have been initially classified as mezzanine equity as these preferred shares are redeemable contingent upon the occurrence of a conditional event (i.e. Deemed Liquidation Event). The Series B and C1 Preferred Shares have been initially classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying values of the Series A and Series B Preferred Shares were based on the estimated fair values at issuance date. The Company determined the estimated fair values of the preferred shares with the assistance of an independent third party valuation firm. The initial carrying values of the Series C1 Preferred Shares were based on the total consideration received.

The holders of Series A, Series B and Series C1 Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of Series A, Series B and Series C1 Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.

Beneficial conversion features (“BCF”) exist when the conversion price of the preferred shares is lower than the fair value of the ordinary share at the commitment date. Since the preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On October 31, 2010, the commitment date, the effective conversion price, which is the estimated fair value per preferred share at issuance date, used to measure the BCF for Series A1, Series A2, Series A3, Series B1 and Series B2 Preferred share were US$1.28, US$1.31, US$1.28, US$1.34 and US$1.37, respectively. No BCF was recognized as the estimated fair value per ordinary share at the commitment date was US$1.24, which was less than the respective effective conversion prices.

No accretion is recorded for the Series B Preferred Shares as their respective initial carrying values recorded are greater than the redemption price of Series B1 and Series B2 Preferred Shares of US$0.61 and US$0.76, respectively.

The effective conversion price used to measure the BCF for Series C1 Preferred Shares on the commitment dates of January 14, 2011 and February 17, 2011 was US$0.94. The Company recorded a BCF of US$9,662,441 and US$2,051,453 for the Series C1 Preferred Shares as the fair values per ordinary share on the commitment dates, were US$1.24 and US$1.33, respectively. The discount from recording such BCF was immediately accreted in full as the earliest conversion date is also the issuance date and was treated as a return to the Series C1 Preferred Shareholders.

Upon the Company’s IPO on April 21, 2011, all Series A, Series B and Series C1 Preferred Shares are automatically converted into Class B ordinary shares.

The movements in the carrying value of the Company’s Series A, Series B and Series C1 Preferred Shares are summarized as follows:

	Series A	Series B	Series C1	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2011	355,680	635,430	—	991,110
Issuance of Series C1 Preferred Shares	—	—	230,220	230,220
BCF recognized	—	—	(77,170)	(77,170)
Accretion	—	—	77,170	77,170
Converted into Class B ordinary shares upon IPO	(355,680)	(635,430)	(230,220)	1,221,330

Balance as of December 31, 2011	—	—	—	—

Balance as of December 31, 2011 (US$’000)	—	—	—	—

Treasury Stock	12 Months Ended
Dec. 31, 2011
Treasury Stock
17.	Treasury Stock

As of December 31, 2011 and for the year then ended, the Company has repurchased 3,022,532 ADSs under the Share Repurchase Plan for a total consideration of approximately US$29,918,000. In December 2011, 350,000 ADS were issued to the Seller of Managed Network Entities as part of the stock consideration owed to purchase the remaining 49% equity interest of Managed Network Entities.

Statutory Reserves	12 Months Ended
Dec. 31, 2011
Statutory Reserves
18.	Statutory Reserves

Under PRC law, the PRC subsidiaries of the Company are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The entities are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of December 31, 2010 and 2011, the Company’s PRC Subsidiaries had appropriated RMB14,143,000 and RMB15,837,000 (US$2,516,000), respectively, in its statutory reserves.

Mainland China Employee Contribution Plan	12 Months Ended
Dec. 31, 2011
Mainland China Employee Contribution Plan
19.	Mainland China Employee Contribution Plan

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB6,246,000, RMB9,743,000 and RMB17,499,000 (US$2,780,000), respectively, for the years ended December 31, 2009, 2010 and 2011.

Share Based Compensation	12 Months Ended
Dec. 31, 2011
Share Based Compensation
20.	Share Based Compensation

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options to its employees, directors and consultants to purchase an aggregate of no more than 38,307,310 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The maximum aggregate number of ordinary shares to be issued under 2010 Plan was subsequently amended to 36,585,630, as approved by the Board of Directors and shareholders of the Company on January 14, 2011.

The 2010 Plan will be administered by the Board of Director or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement. On July 16, 2010, the Company granted 24,078,670 options to employees at exercise price of US$0.15 which had a vesting commencement date of either: (i) July 1, 2008 for employees who joined the Company prior to this date or (ii) the grant date for employees who joined the Company after July 1, 2008. For the options with vesting commencement dates that preceded the grant date, compensation cost related to share options that were vested upon grant date was recognized immediately on the grant date. The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period. As of December 31, 2011, options to purchase 18,180,898 of ordinary shares were outstanding and options to purchase 8,178,292 ordinary shares were available for future grant under the 2010 Plan.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)
Outstanding, January 1, 2011	24,078,670	0.15
Granted	4,761,704	0.53
Exercised	(10,226,440)	0.15
Forfeited	(433,036)	0.39

Outstanding, December 31, 2011	18,180,898	0.24	7.2	23,425

Vested and expected to vest at December 31, 2011	18,180,898	0.24	7.2	23,425

Exercisable as of December 31, 2011	9,561,294	0.17	6.7	12,995

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2010 and 2011, the Company has options outstanding to purchase an aggregate of 24,078,670 shares and 18,180,898 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB172,267,000 (US$26,101,000) and RMB147,435,000 (US$23,425,000), respectively.

For share options granted before September 30, 2011, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after September 30, 2011, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share based compensation plans that are more representative of actual experience and future expected experience that the value calculated in previous years using the Black-Scholes model.

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option valuation or model Binomial-Lattice model for 2010 and 2011, respectively, with the following assumptions:

	Granted in 2010		Granted in 2011		Granted in 2011
			Before September 30, 2011		After September 30, 2011

Risk-free interest rates		1.41%-2.35%		1.03%-3.36%		1.03%-3.36%
Expected life (years)		0.71-4.04 years		0.08-7.75 years		Not applicable
Sub optimal early exercise factor		Not applicable		Not applicable		2.2
Expected volatility		40.14%-67.24%		24.25%-76%		69.17%
Expected dividend yield		0%		0%		0%
Fair value of share option	US$	0.83	US$	1.20-US$2.06	US$	1.02-US$1.03

The aggregate fair value of the outstanding options at the grant date was determined to be RMB112,032,000 and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted with graded vesting. The weighted-average grant-date fair value of options granted during the years ended December 31, 2010 and 2011 is US$0.15 and US$1.54, respectively. The total fair value of shares vested during the years ended December 31, 2010 and 2011 is US$26,842,000 and US$9,804,000, respectively.

As of December 31, 2010 and 2011, there was RMB50,900,000 and RMB58,357,000, of total unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 1.8 years and 1.23 years, respectively. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

A total compensation expense relating to options granted to employees recognized for the years ended December 31, 2009 (none), 2010 and 2011 is as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Cost of revenues	4,645	2,157	343
Sales and marketing expenses	11,884	5,763	916
General and administration expenses	48,899	31,420	4,992
Research and development expenses	6,416	2,619	416

	71,844	41,959	6,667

(b)	Fully vested ordinary shares to the CEO of the Company

On December 31, 2010, in recognition of his past service contributions, the Company issued 24,826,090 fully vested ordinary shares to Sunrise Corporate Holding Ltd. (“Sunrise”), a company owned by Mr. Chen Sheng, the chief executive officer of the Company, for cash consideration equal to their per share par value of US$0.00001. Accordingly, the Company recorded share-based compensation expense on the date of issuance of these shares to Sunrise equal to the estimated fair-value of the ordinary shares at the measurement date which was determined to be RMB206,037,000 (US$31,217,000) or US$1.234 per ordinary share, which was recorded in general and administrative expenses.

Although neither Sunrise nor the Company’s chief executive officer has any contractual obligation to do so, Sunrise may at its sole discretion, at a future date, transfer a portion of these shares to existing employees of the Company and former employees of the Company’s Non-IDC Business that was discontinued and disposed of by the Company. Any share-based shareholder contribution, if and when made by the Company’s chief executive officer through Sunrise for the benefit of the Company, would be required to be pushed down and recognized as share-based compensation expense within the Company’s results of operations in accordance to ASC 718, which would be derived by determining the estimated fair value of the ordinary share award on the transfer date. As of December 31, 2011, Sunrise did not transfer any of these shares to existing employees of the Company and former employees of the Company’s Non-IDC Business that was previously discontinued and disposed of by the Company.

Taxation	12 Months Ended
Dec. 31, 2011
Taxation
21.	Taxation

Enterprise income tax

Cayman Islands

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiary and its VIE and its subsidiaries located in the PRC.

Hong Kong

21Vianet HK is incorporated in Hong Kong and is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2009, 2010 and 2011. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it had no assessable profits in the years ended December 31, 2009, 2010 and 2011.

The PRC

21Vianet China, 21Vianet Technology, 21Vianet Beijing, Shanghai Wantong, Xi’an Sub, SH Guotong and GZ Juliang are registered in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008. The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and foreign invested enterprises (“FIEs”) and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.

In April 2009, 21Vianet Beijing received an approval for the grandfathering of the 6-year tax holiday which effectively commenced from January 1, 2006 and allows the Company to utilize a three-year 100% exemption followed by a three-year half-reduced EIT rate. As a result, 21Vianet Beijing has been allowed to use a half-reduced EIT rate for 2009, 2010 and 2011. In December 2008, 21Vianet Beijing also received an approval as a High and New Technology Enterprises (“HNTE”) and is eligible for a 15% preferential tax rate effective from 2008 to 2010 and thereafter for an additional 3 years if it is able to satisfy the technical and administrative requirements in these 3 years. The Company’s HNTE certificate expired as of December 31, 2010 and the Company obtained the renewed certificate in September 2011. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. In the event that the Company is already benefiting from any of the various provisions of the transitional preferential enterprise income tax policies (e.g. tax holiday), whereby the New EIT Law and the implementing regulations overlap, an enterprise may choose the most advantageous policy to apply its sole and absolute discretion. For the years ended December 31, 2009, 2010, and 2011, 21Vianet Beijing chose to apply the tax holiday.

In April 2011, Xi’an Sub, a subsidiary located in Shanxi Province, obtained a written approval from the Shanxi Tax Bureau for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2009, 2010 and 2011.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

Profit (loss) from continuing operations before income taxes consists of:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(2,422)	(282,527)	(4,912)	(780)
PRC	29,543	49,400	64,528	10,252

	27,121	(233,127)	59,616	9,472

The income tax benefit (expense) comprises:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Current	29,327	(10,581)	(32,169)	(5,111)
Deferred	3,533	8,993	18,492	2,938

	32,860	(1,588)	(13,677)	(2,173)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the year ended December 31, 2009, 2010 and 2011 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Profit (loss) from continuing operations before income taxes	27,121	(233,127)	59,616	9,472

Income tax (expense) benefit computed at applicable tax rates (25%)	(6,780)	58,282	(14,904)	(2,368)
Non-deductible expenses	(1,081)	(777)	(2,161)	(344)
Taxable income	—	(11,245)	(1,178)	(187)
Research and development expenses	—	533	2,982	474
Effect of tax holidays	9,480	3,621	1,198	190

Current and deferred tax rate differences	(780)	553	1,331	212
International rate differences	(484)	(70,503)	(1,020)	(162)
Outside basis difference	2,091	613	—	—
Unrecognized tax benefits	28,793	(364)	(856)	(136)
Deferred tax expense	(5,244)	(105)	—	—
Change in valuation allowance	523	17,804	(32)	(5)
Prior year tax incentive	6,342	—	—	—
Prior year provision to return true up	—	—	963	153

Income tax (expense) benefit	32,860	(1,588)	(13,677)	(2,173)

The benefit of the tax holiday per basic earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Basic	0.13	0.05	0.005	0.001

Diluted	0.05	0.05	0.004	0.001

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Deferred tax assets
Current
Allowance for doubtful accounts	307	314	50
Accrued salary and welfare	1,257	2,407	382
Accrued expenses	503	512	81
Contingent consideration payables-current	—	1,727	274
Valuation allowance	(12)	(88)	(13)

Net current deferred tax assets	2,055	4,872	774

Non-current
Tax losses	5,911	5,333	847
Property and equipment	3,336	4,824	766
Deferred government grant	999	1,281	204
Contingent consideration payables-non current	1,673	5,866	932
Others	37	23	4
Valuation allowance	(4,598)	(4,554)	(724)

Net non-current deferred tax assets	7,358	12,773	2,029

Total deferred tax assets	9,413	17,645	2,803

Deferred tax liabilities
Non-current
Intangible assets	37,949	39,682	6,305

Total deferred tax liabilities	37,949	39,682	6,305

As of December 31, 2010 and 2011, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIE, as per filed tax returns, of RMB23,131,000 and RMB19,987,000 (US$3,176,000), respectively, which will expire between 2013 to 2017.

ASC740 requires the Company to consider deferred taxes on the book-tax differences of investments in subsidiaries on an entity-by-entity basis; however, ASC740-30 provides an exception for foreign subsidiaries if sufficient evidence shows that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free liquidation. In 2008 and 2009, 21Vianet Technology, the PRC consolidated VIE of 21Vianet China, which is also a PRC entity, cannot apply such exemption, and therefore the Company recorded the outside basis taxes on its undistributed earnings correspondingly.

Pursuant to the supplementary agreements entered in September 2010 (Note 1(c)) the Company became the primary beneficiary of 21Vianet Technology. As management is asserting permanent reinvestment of the Company’s foreign subsidiaries, the deferred tax liability related to outside basis difference was reversed.

As of December 31, 2011, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2010 and 2011, the Company recorded unrecognized tax benefits of RMB5,575,000 and RMB26,801,000 (US$4,258,000). The unrecognized tax benefits and its interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. 21Vianet HK’s unrecognized tax benefits of RMB 88,656 as of December 31, 2011, if recognized, will not impact the effective tax rate as a full valuation allowance would otherwise be recorded against the related deferred tax asset. All of other uncertain tax benefits, if ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance at beginning of year	945	5,035	800
Additions based on tax positions related to prior years	182	—	—
Additions based on tax positions related to the current year	3,908	20,368	3,236

Balance at end of year	5,035	25,403	4,036

In the years ended December 31, 2010 and 2011, the Company recorded interest expense of RMB540,000 and RMB1,398,000, respectively. As of December 31, 2011, the tax years ended December 31, 2008 through 2011 for the PRC Subsidiaries remain open for statutory examination by the PRC tax authorities.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
22.	Discontinued Operations

As discussed in Note 1, on March 31, 2010, the Non-IDC Business was disposed. Accordingly, pursuant to ASC 205-20 “Discontinued Operations,” the Non-IDC Business has been accounted for as a discontinued operation whereby the results of operations of this business have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented. The results of the discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable.

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net Revenue	11,009	3,726	—	—
Cost of revenue	(21,422)	(3,846)	—	—

Gross profit (loss)	(10,413)	(120)	—	—

Operating expenses:
Sales and marketing expenses	(11,174)	(4,032)	—	—
General and administrative expenses	(33,186)	(8,167)	—	—
Research and development expenses	(13,787)	(3,046)	—	—

Loss before income tax expenses	(68,560)	(15,365)	—	—

Income tax benefit	4,650	2,413	—	—

Loss from discontinued operations	(63,910)	(12,952)	—	—

Although the Non-IDC Business has been disposed on March 31, 2010, the invoicing of certain Non-IDC agreements continue to be performed by 21Vianet Beijing and 21Vianet Technology in return for a percentage of the revenue billed. Such service fee has been classified as other income in the consolidated statements of operations subsequent to March 31, 2010, with insignificant amount for the period after the disposal date through to December 31, 2010 and for the year ended December 31, 2011. These expected continuing cash flows are expected to cease within one year as agreements are usually entered into and renewed annually, upon such time new agreements will be entered into directly by SH Guotong and GZ Juliang. Although the expected continuing indirect cash flows are as a result of the cash flows of the disposed component, such continuing cash flows are not considered significant and hence, the Non-IDC Business qualifies for classification as discontinued operations.

The net assets of the non-IDC Business are not classified as held for sale as the criteria required for the held for sale classification is not met.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
23.	Related Party Transactions

a)	Related parties

Name of related parties	Relationship with the Company
aBitCool Inc. (“aBitCool”)	A company owned by the same group of the Company’s Class B ordinary shareholders
21Vianet Xian Technology Limited (“Xian Tech”)	A company controlled by aBitCool
21Vianet Beijing Intelligence Energy System Technology Co., Ltd. (“21V BJ”)*	A company controlled by aBitCool
Beijing Wanwei Huoju Network Technology Co., Ltd. (“BJ Wanwei”)*	A company controlled by aBitCool
Beijing Huo Ju Lian He Network Service Co., Ltd. (“Huo Ju Lian He”)*	A company controlled by aBitCool
CloudEx Beijing Science & Technology Co., Ltd. (“CE BJ”)	A company controlled by aBitCool
Beijing CloudEX Software Service Co., Ltd. (“CE Soft BJ”)	A company controlled by aBitCool
Qingdao 21Vianet Information Technology Co., Ltd. (“21V QD”)*	A company controlled by aBitCool
Ningbo 21Vianet Information Technology Co., Ltd. (“21V NB”)*	A company controlled by aBitCool
Foshan 21Vianet Intelligence Technology Co., Ltd. (“21V FS”)*	A company controlled by aBitCool
Tianjin Yunlifang Technology Co., Ltd. (“ Tianjin Yunlifang)*	A company controlled by aBitCool
SH Guotong	A company controlled by aBitCool.
Zhi Hui Neng Yuan	A company controlled by aBitCool.
Zhi Hui Ke Ji	A company controlled by aBitCool.
Sunrise Corporation Holding Ltd. (“Sunrise”)	A company owned by Mr. Chen Sheng, the CEO of the Company
Mr. Chen Sheng (“Chen Sheng”)	Director of the Company and CEO of the Company
Mr. Zhang Jun (“Zhang Jun”)	COO of the Company
Mr. Hsiao Shang-Wen (“Hsiao Shang-Wen”)	President and CFO of the Company
Mr. Xiao Feng (“Xiao Feng”)	Vice President of hosting services of the Company
Mr. Lai Ningning (“Lai Ningning”)	Vice President of network services of the Company
Mr. Wang Yanguo (“Wang Yanguo”)	Purchase Director of the Company
Mr. Lin Xiaodong (“Lin Xiaodong”)	General Manager of network services of the Company
Ms. Li Heyang (“Li Heyang”)	Financial Controller of the Company
Ms. Li Mei (“Li Mei”)	HR Director of the Company
Mr. Cheng Ran (“Cheng Ran”)	Key management of the Company who is also the seller of the Managed Network Entities
Ms. Gao Hong (“Gao Hong”)	Spouse of Mr. Cheng Ran
Shi Dai Tong Lian	A company controlled by Mr. Cheng Ran
Concept Network Limited (“Concept Network”)	A Company owned by Mr.Cheng Ran
Tianjin GuanBang Network Technology Co., Ltd. (“Tianjin GuanBang”)	Seller of Gehua
Nanjing Chiguan Technology Development Co., Ltd (“Nanjing Chiguan”)	A company owned by Tianjin GuanBang

*	These companies were sold out by aBitCool in 2011 to third parties, so the balances with these companies were no longer classified as “amounts due from related parties” as of December 31, 2011.

b)	The Company had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Legal disposal of SH Guotong to nominee shareholders of aBitCool (Note 1)
- Chen Sheng	48,272	—	—	—
- Zhang Jun	20,688	—	—	—
Rental of office to
- VEE	335	51	—	—
- BJ Wanwei	—	60	—	—
Service provided to
- SH Guotong	—	11,322	8,181	1,300
- GZ Juliang	—	1,173	268	43
- BJ Wanwei	—	1,006	—	—
- 21V BJ	—	5	3	1
- 21V FS	—	4	39	6
- Huo Ju Lian He	—	896	—	—
- CE BJ	—	541	854	136
- CE Soft BJ	—	2	90	14
- VEE	40	1,061	303	48
- Tianjin Yunlifang	—	—	93	15
Service provided by
- SH Guotong	—	2,905	2,554	406
- 21V NB	—	149	—	—
- Xian Tech	—	—	8,836	1,404
Rental of equipment from
- Xian Tech	3,990	13,178	897	143
- 21V NB	—	—	442	70
Purchase of equipment from
- Xian Tech	—	27,633	39,896	6,339
Sales of property and equipment to
- BJ Wanwei	—	4,526	—	—
- CE Soft BJ	—	1,518	—	—
- CE BJ	—	4,396	—	—
Sales of intangible assets to
- CE Soft BJ	—	466	—	—
- CE BJ	—	428	—	—
- 21V QD	—	23	—	—
Issuance of ordinary shares for Chen Sheng’s past services
- Sunrise (Note 20(b))	—	206,037	—	—
Purchase 10% equity interests of BJ Tele from aBitCool Inc. (Note 11)	—	—	8,200	1,303
Purchase 99.95% equity interests of Shanghai Cloud from Zhi Hui Ke Ji (Note 4 (a))	—	—	18,191	2,891
Purchase 0.05% equity interests of Shanghai Cloud from Zhi Hui Neng Yuan (Note 4 (a))	—	—	9	1
Purchase 100% equity interests of Shenzhen Cloud from Zhi Hui Ke Ji (Note 4 (a))	—	—	7,900	1,255

c)	The Company had the following related party balances for the years ended December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Amount due from related parties
- SH Guotong	1,823	92	15
- GZ Juliang	1,072	—	—
- VEE	678	—	—
- 21V BJ	1,104	—	—
- Huo Ju Lian He	541	—	—
- CE BJ	4,798	2	—
- CE Soft BJ	1,970	9	1
- BJ Wanwei	1,454	—	—
- 21V QD	23	—	—
- Nanjing Chiguan	—	2,480	394
- Chen Sheng*	—	4,053	644
- Zhang Jun*	—	12,483	1,982
- Hsiao Shang-Wen*	—	1,452	231
- Xiao Feng*	—	8,269	1,314
- Lai Ningning*	—	8,269	1,314
- Wang Yanguo*	—	2,087	332
- Lin Xiaodong*	—	1,937	308
- Li Heyang*	—	401	64
- Li Mei*	—	109	17

	13,463	41,643	6,616

Amount due to related parties
Current:
- Tianjin Guanbang	—	21,209	3,370
- Concept Network	—	43,656	6,936
- Shi Dai Tong Lian	25,000	25,069	3,983
- Xian Tech	28,488	6,684	1,062
- 21V NB	49	—	—
- 21V FS	21	—	—
- Cheng Ran	101	—	—
- Gao Hong	20	—	—

	53,679	96,618	15,351

Non-current:

- Concept Network	126,331	84,277	13,390
- Tianjin Guanbang	—	40,216	6,390

	126,331	124,493	19,780

*	Collectively “the Nine Executives”

All balances with the related parties as of December 31, 2010 and 2011 were unsecured, interest-free and have no fixed terms of repayment.

The amount due to Shi Dai Tong Lian , Concept Network and Tianjin Guanbang as of December 31, 2011 relates to the remaining contingent purchase consideration payable for the acquisition of Managed Network Entities and Gehua, respectively. (Note 4(b))

As disclosed in Note 12, Mr. Chen Sheng and Mr. Zhang Jun provided guarantees to banks and third party who in turn granted guarantee to the banks for the Company’s short-term bank borrowings.

The amount due from the Nine Executives as of December 31, 2011 relates to the unsettled withholding individual income taxes which were subsequently repaid and fully settled by the Nine Executives in April 2012.

Restricted Net Assets	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
24.	Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. 21Vianet China was established as foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC Subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries and the equity of the Consolidated VIE, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB820,460,000 (US$130,358,000) as of December 31, 2011. The Company does not have any retained earnings that are free from restriction.

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share
25.	Earnings (Loss) Per Share

Basic and diluted earnings (loss) per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Numerator:
Net profit (loss) from continuing operations	59,981	(234,715)	45,939	7,299
Less: net profit attributable to non-controlling interest	(1,990)	(7,722)	(27,495)	(4,369)

Net profit (loss) from continuing operations attributable to ordinary shareholders	57,991	(242,437)	18,444	2,930
Loss from discontinued operations	(63,910)	(12,952)	—	—

Net loss attributable to ordinary shareholders	(5,919)	(255,389)	18,444	2,930

Denominator:
Weighted-average number of shares outstanding - basic	71,526,320	71,526,320	259,595,677	259,595,677
Dilutive effect of preferred shares	110,966,180	110,966,180	57,211,984	57,211,984

Weighted-average number of shares outstanding - diluted	182,492,500	182,492,500	316,807,661	316,807,661

Earnings (loss) per share - Basic:
Net profit (loss) from continuing operations	0.81	(3.39)	0.07	0.01
Loss from discontinued operations	(0.89)	(0.18)	—	—

	(0.08)	(3.57)	0.07	0.01

Earnings (loss) per share - Diluted:
Net profit (loss) from continuing operations	0.32	(3.39)	0.06	0.01
Loss from discontinued operations	(0.35)	(0.18)	—	—

	(0.03)	(3.57)	0.06	0.01

On March 31, 2011, the Company’s shareholders approved and executed a ten-for-one split of the Company’s ordinary shares and preferred shares. Each ordinary share and preferred share of the Company is subdivided into 10 shares at a par value of US$0.00001. All shares and per share amounts presented in the accompanying consolidated financial statements have been revised on a retroactive basis to give effect to the share split. The par value per ordinary share and preferred share has been retroactively revised as if it had been adjusted in proportion to the ten-for-one share split.

During 2011, the Company issued 8,207,178 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions of Managed Network Entities and Gehua in the form of shares that are based on targets that have been fixed (see Note 4(b)) are included in the computation of basic earnings per share as the Company does not expect any circumstances under which these shares would not be issued.

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital
26.	Share Capital

On October 31, 2010, the same date of the Re-organization, the shareholders and Board of Directors of the Company approved certain resolutions which became effective upon the closing of the Company’s Qualified IPO as follows:

(1)	The ordinary share capital of the Company will be divided into (i) 300,000,000 Class A Ordinary Shares with a par value of US$0.00001 each (the “Class A Ordinary Shares”), (ii) 300,000,000 Class B Ordinary Shares with a par value of US$0.00001 each (the “Class B Ordinary Shares”). In March 2011, the number of authorized Class A Ordinary Shares increased from 300,000,000 to 470,000,000;

(2)	Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares;

(3)	All the then currently issued and outstanding 41,408,340 Series A Preferred Shares and 69,557,840 Series B Preferred Shares (Note 16) would be converted into Class B Ordinary Shares in accordance to the conversion rights; and

(4)	All of the then currently issued and outstanding 71,526,320 ordinary shares would be re-designated as Class B Ordinary Shares.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement
27.	Fair Value Measurement

The Company applies ASC topic 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, fixed rate time deposits and the contingent consideration for the acquisition of the Managed Network Entities and Gehua (Note 4(b)) at fair value. Fixed rate time deposits are classified as held-to-maturity securities and stated at the amortized cost. Cash equivalents and fixed rate time deposits are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate. The contingent consideration for the acquisition of the Managed Network Entities and Gehua is classified within Level 3. The contingent consideration is based on the achievement by Managed Network Entities of certain revenue and net profit targets in accordance with the sales and purchase agreement for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the discounted cash flows (“DCF”) model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires us to make complex and subjective judgments regarding the Managed Network Entities’ and Gehua’s projected financial and operating results, unique business risks, limited operating history and future prospects. The Managed Network Entities’ and Gehua’s revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends.

Assets / liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1) RMB’000	Significant other observable inputs (Level 2) RMB’000	Unobservable inputs (Level 3) RMB’000	Fair value at December 31, 2011 RMB’000

Cash equivalents:

- Fixed rate time deposits	5,000	—	—	5,000

Short-term investment:

- Fixed rate time deposits	895,540	—	—	895,540

	900,540	—	—	900,540

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical liabilities (Level 1) RMB’000	Significant other observable inputs (Level 2) RMB’000	Unobservable inputs (Level 3) RMB’000	Fair value at December 31, 2011 RMB’000

Amounts due to related parties:

- Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	153,002	153,002

- Contingent consideration payable in relation to the acquisition of Gehua	—	—	61,425	61,425

	—	—	214,427	214,427

	Fair value measurement at December 31, 2010 using:
	Quoted prices in active markets for identical liabilities (Level 1) RMB’000	Significant other observable inputs (Level 2) RMB’000	Unobservable inputs (Level 3) RMB’000	Fair value at December 31, 2010 RMB’000

Amounts due to related parties:

- Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	136,741	136,741

	—	—	136,741	136,741

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB’000

Fair value at January 1, 2010	—
Contingent purchase consideration payable - 51% equity interests of Managed Network Entities (Note 4(b))	129,204
Changes in the fair value	7,537

Transfers in and/or out of Level 3	—

Fair value at December 31, 2010	136,741
Contingent purchase consideration payable - the remaining 49% equity interest of Managed Network Entities (Note 4 (b))	169,168
Contingent purchase consideration payable-Gehua (Note 4(b))	77,469
Changes in the fair value	63,185
Payment of cash consideration	(82,195)
Payment of stock consideration (Note 17)	(20,156)
Reclassification to equity upon resolution of contingencies (Note 4(b))	(129,785)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2011	214,427

Changes in the fair value of the contingent purchase consideration payable will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
28.	Commitments and Contingencies

Capital commitments

As of December 31, 2011, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB’000	US$’000

2012	209,068	33,218
2013	919	146
2014	977	155
2015	315	50

	211,279	33,569

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2009, 2010 and 2011, total rental expenses for all operating leases amounted to RMB9,352,000, RMB7,346,000 and RMB15,363,000 (US$2,441,000), respectively.

As of December 31, 2011, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises consisting of the following:

	RMB’000	US$’000

2012	17,749	2,820
2013	16,138	2,564
2014	15,814	2,513
2015	13,968	2,219
2016	11,712	1,861
2017 and thereafter	94,015	14,937

	169,396	26,914

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2011, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB’000	US$’000

2012	300,354	47,721
2013	59,617	9,472
2014	38,937	6,186
2015	10,528	1,673
2016	4,304	684
2017 thereafter	5,686	903

	419,426	66,639

Income Taxes

As of December 31, 2011, the Group has recognized RMB26,801,000 (US$4,258,000) accrual for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2011, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
29.	Subsequent Events

(a) BWA business in Hong Kong

On February 7, 2012, the Company announced that it is a provisional successful bidder for radio spectrum in the 2.3 GHz band to provide broadband wireless access (“BWA”) services in Hong Kong. 21Vianet is one of three provisional successful bidders, each of whom won one frequency band of 30 MHz.

The Hong Kong Telecommunications Authority will issue a 15-year unified telecommunications carrier license to successful bidders, allowing licensees to provide fixed, mobile or a combination of these services using the licensees’ frequency bands. Provisional successful bidders are required to pay spectrum utilization fees within 30 business days and submit a refundable performance bond of HK$150 million (US$19.3 million) as a guarantee of compliance with the network and service rollout requirements.

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information
30.	Parent Company Only Condensed Financial Information

Condensed balance sheets

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

ASSETS
Current assets
Cash	1,537	34,224	5,438
Short-term investment	—	894,540	142,128
Prepaid expenses and other current assets	5,213	16,739	2,660
Amount due from subsidiaries	46,714	497,851	79,100

Total current assets	53,464	1,444,354	229,326

Non-current assets
Investments	107,748	212,110	33,700

Total non-current assets	107,748	212,110	33,700

Total assets	161,212	1,656,464	263,026

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	—	2,796	444
Amount due to a subsidiary	—	114	18

Total current liabilities	—	2,910	462

Total liabilities	—	2,910	462

Mezzanine equity:
Series A contingently redeemable convertible preferred shares	355,680	—	—
Series B contingently redeemable convertible preferred shares	635,430	—	—

Total mezzanine equity	991,110	—	—

Shareholders’ (deficit) equity:
Ordinary shares	7	—	—
Class A Ordinary shares	—	13	2
Class B Ordinary shares	—	10	2
Additional paid-in capital	481,603	3,172,372	504,039
Accumulated other comprehensive loss (income)	1,469	(57,290)	(9,103)
Accumulated deficit	(1,312,977)	(1,294,533)	(205,681)
Treasury stock	—	(168,018)	(26,695)

Total shareholders’ (deficit) equity	(829,898)	1,652,554	262,564

Total liabilities, mezzanine equity and shareholders’ (deficit) equity	161,212	1,656,464	263,026

Condensed statements of operations

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Operating Expenses
Selling expenses	(29)	—	—	—
General and administrative expenses	(1,897)	(281,113)	(49,424)	(7,853)

Operating loss	(1,926)	(281,113)	(49,424)	(7,853)
Other (expenses) income	—	(49,931)	45,344	7,204
Investment (loss) income	(3,993)	75,655	22,524	3,579

Loss before income taxes	(5,919)	(255,389)	18,444	2,930
Income tax expense	—	—	—	—

Net (loss) income	(5,919)	(255,389)	18,444	2,930

Condensed statements of cash flows

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net cash used in operating activities	—	—	(712)	(113)
Net cash used in investing activities	—	—	(1,349,501)	(214,414)
Net cash generated from financing activities	—	1,537	1,382,900	219,721

Net increase in cash	—	1,537	32,687	5,194
Cash at beginning of the year	—	—	1,537	244

Cash at end of the year	—	1,537	34,244	5,438

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Expenses paid on behalf by:
- aBitCool	1,926	2,485	—	—

Waiver of liability by:
- aBitCool	—	116,069	—	—

Waiver of receivables to:
- 21Vianet Technology	—	28,990	—	—
- 21Vianet Beijing	—	20,941	—	—

The Company had the following related party balances as of December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Amount due from subsidiaries
- 21Vianet HK	46,714	484,442	76,970
- 21Vianet Beijing	—	13,409	2,130

Amount due to subsidiaries
- 21Vianet Technology	—	66	10
- ZBXT	—	48	8

(c)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.